Share Based Compensation (Schedule of RSU's outstanding) (Details) - Restricted Shares Unit [Member] - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year	14,581	10,655	15,506
Granted	39,286	8,992	0
Forfeited	(27)	(215)	0
Vested	(11,827)	(4,851)	(4,851)
Outstanding at the end of the period	42,013	14,581	10,655